Trading securities and financial assets measured at FVIS (Details) - AUD ($) $ in Millions	Sep. 30, 2021	Sep. 30, 2020
Trading securities and financial assets measured at FVIS
Trading securities	$ 15,019	$ 17,776
Reverse repurchase agreements	2,937	20,401
Other financial assets measured at FVIS	3,145	2,490
Total trading securities and financial assets measured at FVIS	21,101	40,667
Government and semi-government debt securities
Trading securities and financial assets measured at FVIS
Trading securities	11,432	14,667
Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities	3,064	3,044
Other financial assets measured at FVIS	3,038	2,045
Equity securities
Trading securities and financial assets measured at FVIS
Trading securities	3	4
Other financial assets measured at FVIS	107	445
Other
Trading securities and financial assets measured at FVIS
Trading securities	520	61
Parent Entity
Trading securities and financial assets measured at FVIS
Trading securities	13,018	15,519
Reverse repurchase agreements	2,763	20,401
Other financial assets measured at FVIS	2,998	2,110
Total trading securities and financial assets measured at FVIS	18,779	38,030
Parent Entity | Government and semi-government debt securities
Trading securities and financial assets measured at FVIS
Trading securities	9,535	12,542
Parent Entity | Other debt securities
Trading securities and financial assets measured at FVIS
Trading securities	2,960	2,913
Other financial assets measured at FVIS	2,975	1,703
Parent Entity | Equity securities
Trading securities and financial assets measured at FVIS
Trading securities	3	3
Other financial assets measured at FVIS	23	407
Parent Entity | Other
Trading securities and financial assets measured at FVIS
Trading securities	$ 520	$ 61